Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 — Related Party Transactions

As of December 31, 2023, the Company’s parent, LiveOne, holds approximately 15.7 million shares of the Company’s common stock and 1,100,000 common stock warrants to purchase shares of the Company. In addition, directors and management affiliated with LiveOne hold approximately 887,995 shares of the Company’s common stock.

During the three and nine months ended December 31, 2023 and 2022, the Company was allocated expenses by its parent company, LiveOne, attributed to the overhead expenses incurred on behalf of the Company. The amount allocated to the Company from LiveOne for the three and nine months ended December 31, 2022 was $0.1 million and $0.4 million, respectively. The amount allocated to the Company from LiveOne for the three and nine months ended December 31, 2023 was $0.3 million and $0.6 million, respectively.

On July 1, 2020, LiveOne made a contribution of $16.1 million to the Company to acquire PodcastOne.

As of December 31, 2023 and March 31, 2023, the Company had a related party payable owed to LiveOne of $3.1 million and $2.3 million, respectively, which primarily consisted of expenses related to overhead expenses paid on behalf of the Company. As of December 31, 2023 and March 31, 2023, the Company had a related party receivable from LiveOne of $2.6 million and $3.8 million, respectively, which primarily consisted of cash allocated to LiveOne.

Note 9 — Related Party Transactions

As of March 31, 2023, the Company’s parent, LiveOne, holds $3.0 million of the outstanding PC1 Notes (not including the OID and interest).

During the years ended March 31, 2023 and 2022, the Company was allocated expenses by LiveOne attributed to the overhead expenses incurred on behalf of the Company. The amount allocated to the Company from LiveOne for the years ended March 31, 2023 and 2022, was $0.6 million and $1.5 million, respectively.

Effective as of July 1, 2020, LiveOne was deemed to have made a contribution of $15.0 million via shares of LiveOne’s common stock to the Company to acquire the Company.

As of March 31, 2023 and 2022, the Company had a related party payable owed to LiveOne of $2.3 million and $3.8 million, respectively which primarily consisted of expenses related to overhead expenses paid on behalf of the Company (See Note 2 – Summary of Significant Accounting Policies). As of March 31, 2023 and 2022, the Company had a related party receivable from LiveOne of $3.8 million and $1.2 million, respectively which primarily consisted of cash allocated to LiveOne.

During the years ended March 31, 2023 and 2022, the Company entered into a production agreement for a podcast and related show with an affiliate of Mr. Wachsberger, the Company’s director nominee and a director of LiveOne.